Derecognition of Financial Assets	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Derecognition of Financial Assets
14	Derecognition of Financial Assets
Securitization of residential mortgage loans
The Bank securitizes fully insured residential mortgage loans, Bank originated and others, through the creation of mortgage-backed securities (MBS) under the National Housing Act (NHA) MBS program, sponsored by Canada Mortgage and Housing Corporation (CMHC). MBS created under the program are primarily sold to Canada Housing Trust (the Trust), a government sponsored entity, under the Canada Mortgage Bond (CMB) program, and/or third-party investors. The Trust issues securities to third-party investors. The CMHC also previously purchased insured mortgage pools from the Bank under the Insured Mortgage Purchase Program (IMPP).
The sale of mortgages under the above programs does not meet the derecognition requirements, where the Bank retains the pre-payment
and interest rate risk associated with the mortgages, which represent substantially all the risks and rewards associated with the transferred assets.
The transferred mortgages continue to be recognized on the Consolidated Statement of Financial Position as residential mortgage loans. Cash proceeds from the transfer are treated as secured borrowings and included in Deposits – Business and government on the Consolidated Statement of Financial Position.
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

As at October 31 ($ millions)	2022 (1)	2021 (1)
Assets
Carrying value of residential mortgage loans	$15,032	$17,145
Other related assets (2)	9,854	9,787
Liabilities
Carrying value of associated liabilities	24,173	25,833

(1)	The fair value of the transferred assets is $23,379 (2021 – $25,761) and the fair value of the associated liabilities is $23,254 (2021 – $26,021), for a net position of $125 (2021 – $(260)).
(2)
These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of personal lines of credit, credit cards and auto loans
The Bank securitizes a portion of its credit card and auto loan receivables through consolidated structured entities. These receivables continue to be recognized on the Consolidated Statement of Financial Position as personal loans and credit card loans. For further details, refer to Note 15.
Securities sold under repurchase agreements and securities lent
The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred assets remain on the Consolidated Statement of Financial Position.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

As at October 31 ($ millions)	2022 (1)	2021 (1)
Carrying value of assets associated with:
Repurchase agreements (2)	$122,552	$100,083
Securities lending agreements	52,178	59,506
Total	174,730	159,589
Carrying value of associated liabilities (3)	$139,025	$123,469

(1)	The fair value of transferred assets is $174,730 (2021 – $159,589) and the fair value of the associated liabilities is $139,025 (2021 – $123,469), for a net position of $35,705 (2021 – $36,120).
(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.
Continuing involvement in transferred financial assets that qualify for derecognition
The Bank issued loans under the Canada Emergency Business Account (CEBA) program. These loans are derecognized from the Consolidated Statement of Financial Position as the program meets the pass-through criteria for derecognition of financial assets under
IFRS 9.
As
 at October 31, 2022, the Bank has derecognized $3.9 billion of CEBA loans (October 31, 2021 – $4.3 billion). The Bank retains a continuing involvement in these derecognized loans through its servicing of these loans on behalf of Export Development Canada. The appropriate level of administration fees for servicing the loans has been recognized.